Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000002899
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Utilities Fund - Class AAA
C000239633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class C
Average Annual Return, Percent		11.21%		1.78%	3.62%
C000034315
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Utilities Fund - Class I
C000002898
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Utilities Fund - Class A
Average Annual Return, Percent		6.66%		1.35%	3.79%
Without Sales Load [Member] | C000002899
Average Annual Return [Line Items]
Average Annual Return, Percent		13.00%		2.54%	4.41%
Without Sales Load [Member] | C000239633
Average Annual Return [Line Items]
Average Annual Return, Percent		12.21%		1.78%	3.62%
Without Sales Load [Member] | C000034315
Average Annual Return [Line Items]
Average Annual Return, Percent		13.25%		2.79%	4.66%
Without Sales Load [Member] | C000002898
Average Annual Return [Line Items]
Average Annual Return, Percent		13.17%		2.55%	4.41%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%		14.53%	13.10%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.43%		6.61%	8.43%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent		23.24%		6.73%	7.24%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.43%		6.61%	8.43%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent		23.24%		6.73%	7.24%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.43%		6.61%	8.43%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent		23.24%		6.73%	7.24%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.43%		6.61%	8.43%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent		23.24%		6.73%	7.24%